Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Plan Assets by Fair Value Level
The following tables present by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs
December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock	$41,979,531	$41,979,531	$—	$—
Registered investment companies	317,571,941	317,571,941	—	—
Total assets in fair value hierarchy	359,551,472	359,551,472	—	—
Common/collective trust funds measured at net asset value[1]	12,513,862
Investments at fair value	$372,065,334

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs
December 31, 2024	Fair Value	(Level l)	(Level 2)	(Level 3)
Common stock	$56,535,759	$56,535,759	$—	$—
Registered investment companies	269,084,167	269,084,167	—	—
Total assets in fair value hierarchy	325,619,926	325,619,926	—	—
Common/collective trust funds measured at net asset value[1]	12,245,188
Investments at fair value	$337,865,114
[1] Certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.